ENTERPRISE-WIDE DISCLOSURE (Details - Revenue by regions) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 8,617,265	$ 452,409
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,637,414	395,633
VIET NAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	953,251	0
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,025,350	0
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,250	$ 56,776